Related Party Transactions - Schedule of Related Party Transaction Relationship (Details)	12 Months Ended
Dec. 31, 2019
Founder
Related Party Transaction [Line Items]
Relationship with the Group	Founder
Xiaomi
Related Party Transaction [Line Items]
Relationship with the Group	Shareholder of the Group
Foshan Wanwuhulian Trade Co., Limited
Related Party Transaction [Line Items]
Relationship with the Group	Controlled by the Founder